Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value, by Balance Sheet Grouping
A comparison of the fair value and carrying value of financial instruments is set out below:

	As of
	March 31, 2022							March 31, 2023
		Estimated fair value							Estimated fair value
	Carrying value	Level 1	Level 2		Level 3		Total	Carrying value	Level 1	Level 2		Level 3		Total	Carrying value		Estimated fair value

							(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs. 1,122,031.1	Rs. 1,122,031.1	Rs.	—	Rs.	—	Rs. 1,122,031.1	Rs. 1,387,395.2	Rs. 1,387,395.2	Rs.	—	Rs.	—	Rs. 1,387,395.2	US$	16,880.3	US$	16,880.3
Investments held for trading	53,199.5	304.1		52,895.4		—	53,199.5	135,831.1	184.1		135,647.0		—	135,831.1		1,652.6		1,652.6
Investments available for sale debt securities	4,388,563.1	174,680.3		4,069,988.1		143,894.7	4,388,563.1	4,878,844.0	507,504.1		4,222,904.3		148,435.6	4,878,844.0		59,360.6		59,360.6
Securities purchased under agreements to resell	373,053.3	—		373,053.3		—	373,053.3	455,275.4	—		455,275.4		—	455,275.4		5,539.3		5,539.3
Loans	14,036,872.2	—		3,311,277.1		10,976,971.8	14,288,248.9	17,052,927.9	—		4,138,188.7		13,027,096.1	17,165,284.8		207,481.7		208,848.8
Accrued interest receivable	134,467.7	—		134,467.7		—	134,467.7	186,091.2	—		186,091.2		—	186,091.2		2,264.2		2,264.2
Other assets	686,475.6	3,889.8		680,762.1		—	684,651.9	1,292,086.7	3,313.7		1,286,529.0		—	1,289,842.7		15,720.7		15,693.4
Financial Liabilities :
Interest-bearing deposits	13,197,979.7	—		13,240,403.7		—	13,240,403.7	16,097,459.3	—		16,102,822.0		—	16,102,822.0		195,856.7		195,921.9
Non-interest-bearing deposits	2,382,052.2	—		2,382,052.2		—	2,382,052.2	2,729,176.3	—		2,729,176.3		—	2,729,176.3		33,205.7		33,205.7
Securities sold under repurchase agreements	151,844.9	—		151,844.9		—	151,844.9	—	—		—		—	—		—		—
Short-term borrowings	554,167.6	—		552,737.9		—	552,737.9	1,089,897.5	—		1,088,380.5		—	1,088,380.5		13,260.7		13,242.2
Accrued interest payable	82,412.8	—		82,412.8		—	82,412.8	112,463.2	—		112,463.2		—	112,463.2		1,368.3		1,368.3
Long-term debt	1,554,333.4	—		1,554,540.2		—	1,554,540.2	2,054,436.4	—		2,045,541.9		—	2,045,541.9		24,996.2		24,888.0
Accrued expenses and other liabilities	499,905.7	—		499,905.7		—	499,905.7	567,643.6	—		567,643.6		—	567,643.6		6,906.5		6,906.5